Note 20 - Segment Information - Percentage of Net Sales to Major Customer (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Concentration Risk, Percentage	15.00%	14.00%	14.00%
Customer B [Member]
Concentration Risk, Percentage	8.00%	11.00%	12.00%